Loans receivable, net (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Summary of loans receivable
	As of December 31,
	2017	2018
	RMB	RMB
Loans receivable	73,330	17,330

Allowance for loan losses
Individually assessed	-	(13,330)
Loans receivable, net	73,330	4,000